Subsequent Events - Preferred stock convertible into common stock at the conversion price per share (Details) - Subsequent Event	Feb. 18, 2026 $ / shares
Series A-1:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	$ 3.3334
Series A-2:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	0.2975
Series A-3:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	0.5
Series A-4:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	1.1667
Series A-5:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	1.2499
Series A-6:
Subsequent Event [Line Items]
Preferred stock, conversion price per share	$ 2.6663